Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (247,323)	$ (263,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,797	35,200
Loss on extinguishment of debt	0	10,018
Gain on fair value change	(6,511)	(18,426)
Stock-based compensation	58,835	55,207
Other	1,008	1,524
Changes in operating assets and liabilities:
Accounts receivable	6,693	(6,683)
Inventories	(7,585)	(3,272)
Prepaid expenses and other current assets	(11,090)	(7,254)
Other assets	2,616	(472)
Accounts payable	(2,803)	(2,226)
Deferred revenue	(3,783)	963
Accrued compensation	1,922	1,661
Accrued expenses and other liabilities	(13,977)	8,923
Net cash used in operating activities	(204,201)	(188,744)
Cash flows from investing activities:
Purchases of property and equipment	(14,396)	(15,419)
Disbursement under loan receivable (Note 7)	(5,160)	0
Acquisitions, net of cash acquired	0	(4,938)
Net cash used in investing activities	(19,556)	(20,357)
Cash flows from financing activities:
Repayment of revolving debt facility	0	(257,454)
Repayment of other debt obligations	(735)	0
Payments of obligations under capital leases	(400)	(520)
Proceeds from issuance of common stock upon exercise of stock options and warrants	0	403
Proceeds from reverse recapitalization and PIPE financing	0	815,184
Payment of transaction costs	0	(41,655)
Taxes paid related to the net share settlement of equity awards (Note 9)	(3,076)	0
Net cash provided by financing activities	(4,211)	515,958
Net (decrease) increase in cash, cash equivalents and restricted cash	(227,968)	306,857
Cash, cash equivalents and restricted cash, beginning of period	297,543	74,693
Cash, cash equivalents and restricted cash, end of period	69,575	381,550
Supplemental disclosure of cash flow information:
Cash paid for interest	55	19,366
Non-cash investing and financing activities:
Payables and accrued liabilities related to purchases of property and equipment	1,569	2,749
Conversion of redeemable convertible preferred stock to common stock	0	1,812,678
Conversion of redeemable convertible preferred stock warrants to common stock warrants	0	7,267
Common stock issued in exchange for services associated with the reverse recapitalization	0	7,500
Common stock issued upon vesting of restricted stock units	$ 6,651	$ 539